Credit Risk - Schedule of Macroeconomic Asumptions and the Evolution Throughout the Forecast Period, CIB Portfolio (Details)	12 Months Ended
Dec. 31, 2020
CIB Business | Long Run Global Growth Scenario
Disclosure of credit risk exposure [line items]
GDP, Long Run global growth scenario	1.30%